Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activity

The following table summarizes activity for stock options issued for the quarter ended March 31, 2024:

Common Stock Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (yrs)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding, December 31, 2023	715,000	$3.22	8.0	$1.41	$-
Granted	–	–	–	–	–
Exercised	–	–	–	–	–
Cancelled	–	–	–	–	–
Outstanding, March 31, 2024	715,000	$3.22	6.8	$1.41	$-
Exercisable, March 31, 2024	415,500	$3.66	4.3	$1.39	$–

Schedule of Restricted Stock Units Activity

The following table summarizes RSU activity for the quarter ended March 31, 2024:

Restricted Stock Units	Number of Units	Weighted Average Grant Date Fair Value
Non-vested units, December 31, 2023	1,472,147	$2.31
Granted	700,000	1.31
Vested	(1,209,143)	1.94
Forfeited	-
Non-vested units, March 31, 2024	962,734	$2.04

FG Group Holdings Inc [Member]
Schedule of Stock Option Activity

The following table summarizes stock option activity for 2023:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	639,500	$3.72	5.6	$127
Granted	107,500	1.96
Exercised	-
Forfeited	(18,000)	1.99
Expired	(144,000)	4.79
Outstanding at December 31, 2023	585,000	$3.19	5.6	$-
Exercisable at December 31, 2023	415,500	$3.66	4.6	$-

Schedule of Fair Value of Stock Options
Expected dividend yield at date of grant	0.00%
Risk-free interest rate	3.52%
Expected stock price volatility	68.2%
Expected life of options (in years)	5.0

Schedule of Restricted Stock Units Activity

The following table summarizes restricted stock unit activity for 2023:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	206,934	$2.06
Granted	541,039	1.95
Shares vested	(256,934)	2.04
Shares forfeited	(40,000)	1.96
Non-vested at December 31, 2023	451,039	$1.96

Strong Global Entertainment Inc [Member]
Schedule of Stock Option Activity

The Company did not grant any stock options during the three months ended March 31, 2024. The following table summarizes stock option activity for the three months ended March 31, 2024:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	156,000	$3.11	9.4	$-
Granted	-
Exercised	-
Forfeited	(12,500)	3.11
Expired	-
Outstanding at March 31, 2024	143,500	$3.11	9.2	$-
Exercisable at March 31, 2024	-	$-	-	$-

The following table summarizes stock option activity for the year ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	-	$-	-	$-
Granted	156,000	3.11
Exercised	-
Forfeited	-
Expired	-
Outstanding at December 31, 2023	156,000	$3.11	9.4	$-
Exercisable at December 31, 2023	-	$-	-	$-

Schedule of Fair Value of Stock Options
Expected dividend yield at date of grant	0.00%
Risk-free interest rate	3.82%
Expected stock price volatility	68.7%
Expected life of options (in years)	5.0

Schedule of Restricted Stock Units Activity

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2023	174,000	$3.52
Granted	-
Shares vested	-
Shares forfeited	(25,000)	3.11
Non-vested at March 31, 2024	149,000	$3.58

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	-	$-
Restricted stock units granted	369,000	3.77
Restricted stock units vested	(195,000)	3.99
Restricted stock units forfeited	-
Non-vested at December 31, 2023	174,000	$3.52